Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2019
Cost:
Computers and peripheral equipment	$32,349	$41,648
Office furniture and equipment	5,602	8,618
Buildings and leasehold improvements	6,472	9,405

	44,423	59,671
Accumulated depreciation:
Computers and peripheral equipment	29,328	35,841
Office furniture and equipment	4,013	4,440
Buildings and leasehold improvements	2,567	2,789

	35,908	43,070

Depreciated cost	$8,515	$16,601

Depreciation expense totaled $3,804, $3,766 and $3,470 for the years 2017, 2018 and 2019, respectively.